Summary of exchange gain/(loss) recognised (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure Of Finance Expense and Income [line items]
Cost of sales	[1]	₨ 829,461	$ 11,002	₨ 727,832	₨ 661,617
Administration cost (Forex on MAT credit entitlements)		37,577	499	34,363	24,101
Investment and other income		25,714	341	31,540	31,361
Finance and other costs		54,557	724	59,026	135,473
Profit/(loss) before tax		(68,777)	(912)	117,730	113,710
Exchange gain (loss) [member]
Disclosure Of Finance Expense and Income [line items]
Cost of sales		(4,268)	(56)	(3,006)	(2,817)
Administration cost (Forex on MAT credit entitlements)		(1,136)	(15)	(1,847)	(182)
Investment and other income		2,489	33	(1,351)	736
Finance and other costs		(4,789)	(64)	(2,721)	(1,565)
Profit/(loss) before tax		₨ (7,704)	$ (102)	₨ (8,925)	₨ (3,828)

[1]	Cost of sales for the year ended (i) March 31, 2018 and March 31, 2019 includes net impairment reversal of ₹ 44,679 million and ₹ 2,611 million respectively; and (ii) March 31, 2020 includes an impairment charge of ₹ 146,821 million ($ 1,947 million) (Refer Note 14).